Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Oct. 25, 2023	Dec. 31, 2022	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022
Subsequent Events [Line Items]
Shares subscribed	36,985,507
Ordinary price per share (in Dollars per share)	$ 0.0001
Cash payment (in Dollars)	$ 38,000,000
Ordinary shares subscribed	55.45%
Number of shares		143,500		75,000	100,000	400,000
Consideration amount (in Dollars)	$ 1,025,765
OSN Streaming Limited [Member]
Subsequent Events [Line Items]
Ordinary price per share (in Dollars per share)	$ 11.5
Number of shares	13,426,246
Ordinary shares [member]
Subsequent Events [Line Items]
Number of shares			236,687
Ordinary shares [member] | OSN Streaming Limited [Member]
Subsequent Events [Line Items]
Ordinary price per share (in Dollars per share)	$ 0.0001
Public Warrants [Member]
Subsequent Events [Line Items]
Number of shares	1